New Standards and Interpretations Not Yet Adopted	12 Months Ended
Dec. 31, 2022
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations Not Yet Adopted	New Standards and Interpretations Not Yet Adopted
A number of new standards, interpretations, and amendments to existing standards are effective for annual periods commencing on or after January 1, 2023 and have not been applied in preparing the consolidated financial information. The Company’s assessment of the impact of these new standards and interpretations is set out below.
Effective January 1, 2023, the definition of accounting estimates has been amended as an amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. This amendment is not expected to have an impact on the Group's financial statements.
Effective January 1, 2023, IAS 1 has been amended to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The Company does not expect this amendment will have a material impact on its financial statements.
Effective January 1, 2023, IAS 12 is amended to narrow the scope of the initial recognition exemption (IRE) so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The amendment is not expected to have an impact on the Group's financial statements as the Group has already recognized a deferred tax asset and deferred tax liability that arose on initial recognition of its leases (the Group does not have decommissioning provisions).
None of the other new standards, interpretations, and amendments are applicable to the Company’s financial statements and therefore will not have an impact on the Company.